Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following table sets forth a reconciliation of the provision for income taxes to the statutory federal rate:

	Year Ended December 31,
	2013	2012
Statutory tax rate	34.0%	34.0%
Derivative instruments	11.8%	(94.8)%
Oil and gas costs and long-lived assets	(6.3)%	30.7%
Non-deductible expenses	(5.8)%	14.9%
Change in valuation allowance	(33.7)%	15.2%
Effective tax rate	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the deferred tax assets and liabilities are as follows:

	Year Ended December 31,
	2013	2012
Non-current deferred tax asset:
Oil and gas costs and long-lived assets	$-	$698,339
Derivative instruments	921,771	612,139
Net operating loss carry-forward	9,138,048	8,010,770
Valuation allowance	(9,319,900)	(9,321,248)
Net deferred tax asset	739,919	-
Non-current deferred tax liability:
Oil and gas costs and other Black Raven assets	(739,919)	-
Net deferred tax asset (liability)	$-	$-